Vessels held for sale (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 12,480
M V Free Hero [Member]
Impairment of Long-Lived Assets to be Disposed of	935	2,880
M V Free Jupiter [Member]
Impairment of Long-Lived Assets to be Disposed of	455	3,360
M V Free Impala [Member]
Impairment of Long-Lived Assets to be Disposed of	2,087	3,360
M V Free Neptune [Member]
Impairment of Long-Lived Assets to be Disposed of		$ 2,880